Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

August 31, 2017

Dates Covered
Collections Period	07/05/17 - 08/31/17
Interest Accrual Period	08/02/17 - 09/14/17
30/360 Days	43
Actual/360 Days	44
Distribution Date	09/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	665,676,416.40	25,981
Original Yield Supplement Overcollateralization Amount	39,072,302.74	0
Aggregate Starting Principal Balance	704,748,719.14	25,981
Principal Payments	31,458,394.26	482
Defaulted Receivables	24,546.47	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/17	36,668,435.90	0
Pool Balance at 08/31/17	636,597,342.51	25,498

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.53%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	2,482,524.37	102
Past Due 61-90 days	812,405.30	32
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	3,294,929.67	134

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	13,065.67
Aggregate Net Losses/(Gains) - August 2017	11,480.80
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.02%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	28,646,880.41
Actual Overcollateralization	8,943,214.10
Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	5.60%
Weighted Average Remaining Term	66.73

Flow of Funds	$ Amount

Collections	35,436,194.71
Investment Earnings on Cash Accounts	20,577.64
Servicing Fee	(1,096,275.79)
Transfer to Collection Account	0.00
Available Funds	34,360,496.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,301,645.76
(3) Noteholders' First Priority Principal Distributable Amount	12,432,657.49
(4) Class B Interest	32,979.21
(5) Noteholders' Second Priority Principal Distributable Amount	11,650,000.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,943,214.10
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	34,360,496.56

Servicing Fee	1,096,275.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Original Note Balance	660,680,000.00
Principal Paid	33,025,871.59
Note Balance @ 09/15/17	627,654,128.41

Class A-1
Original Note Balance	118,000,000.00
Principal Paid	33,025,871.59
Note Balance @ 09/15/17	84,974,128.41
Note Factor @ 09/15/17	72.0119732%

Class A-2a
Original Note Balance	125,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	125,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-2b
Original Note Balance	125,000,000.00
Principal Paid	0.0000000%
Note Balance @ 09/15/17	125,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-3
Original Note Balance	229,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	229,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-4
Original Note Balance	52,030,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	52,030,000.00
Note Factor @ 09/15/17	100.0000000%

Class B
Original Note Balance	11,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	11,650,000.00
Note Factor @ 09/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,334,624.97
Total Principal Paid	33,025,871.59
Total Paid	34,360,496.56

Class A-1
Coupon	1.28000%
Interest Paid	184,604.44
Principal Paid	33,025,871.59
Total Paid to A-1 Holders	33,210,476.03

Class A-2a
Coupon	1.61000%
Interest Paid	240,381.94
Principal Paid	0.00
Total Paid to A-2a Holders	240,381.94

Class A-2b
One-Month Libor	1.23167%
Coupon	1.33167%
Interest Paid	203,449.58
Principal Paid	0.00
Total Paid to A-2b Holders	203,449.58

Class A-3
Coupon	1.95000%
Interest Paid	533,379.17
Principal Paid	0.00
Total Paid to A-3 Holders	533,379.17

Class A-4
Coupon	2.25000%
Interest Paid	139,830.63
Principal Paid	0.00
Total Paid to A-4 Holders	139,830.63

Class B
Coupon	2.37000%
Interest Paid	32,979.21
Principal Paid	0.00
Total Paid to B Holders	32,979.21

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0200778
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	49.9876969
Total Distribution Amount	52.0077747

A-1 Interest Distribution Amount	1.5644444
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	279.8802677
Total A-1 Distribution Amount	281.4447121

A-2a Interest Distribution Amount	1.9230555
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.9230555

A-2b Interest Distribution Amount	1.6275966
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.6275966

A-3 Interest Distribution Amount	2.3291667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3291667

A-4 Interest Distribution Amount	2.6875001
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6875001

B Interest Distribution Amount	2.8308335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8308335

Noteholders' First Priority Principal Distributable Amount	376.45
Noteholders' Second Priority Principal Distributable Amount	352.75
Noteholders' Principal Distributable Amount	270.80

Account Balances	$ Amount

Reserve Account
Balance as of 08/02/17	1,664,191.04
Investment Earnings	1,231.05
Investment Earnings Paid	(1,231.05)
Deposit/(Withdrawal)	-
Balance as of 09/15/17	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$648.96	93.0%
Class B Notes	$11.65	1.7%
Certificates	$37.49	5.4%
Total	698.10	100.0%

The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.